Related Party Transactions - Summary of Significant Related Party Transaction (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Operating expenses recharged by Tencent Group	¥ 5,018	¥ 5,557	¥ 6,687
Promotion and advertising expenses	603	852	2,387
Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Operating expenses recharged by Tencent Group	1,188	1,272	1,260
Promotion and advertising expenses	755	556	652
Tencent Group [Member] | Online Music Services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note (i))	172	338	364
Tencent Group [Member] | Online Music Services to Company Associates and Associates of Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note (i))	397	276	412
Tencent Group [Member] | Social Entertainment Services and Others to The Company's Associates and Associates of Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note (i))	55	71	170
Associates
Disclosure Of Transactions Between Related Parties [Line Items]
Content royalties to Tencent Group, the Company's associates and associates of Tencent Group	796	612	541
Other costs to the Company's associates and associates of Tencent Group	¥ 26	¥ 68	¥ 176